Note 9 - Segment Information - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other Revenues	€ 40	€ 8
Total Revenues	17,995	16,925
Gross Profit	7,568	7,753
Research & Development	(1,865)	(1,701)
Operating income (loss)	(848)	388
Sales of Goods (incl. consumables)	11,478	11,261
Sales of RPPs & Leases,	2,599	2,578
Sales of Spare Parts & Services	3,879	3,078
Total Net Sales	17,956	16,917
Segment operating loss	(848)	388
High Intensity Focused Ultrasound (HIFU) [Member]
Other Revenues	8	6
Total Revenues	5,228	6,682
Gross Profit	2,794	4,081
Research & Development	(1,211)	(1,048)
SG&A + Depreciation	(2,468)	(1,979)
Operating income (loss)	(885)	1,054
Sales of Goods (incl. consumables)	2,626	4,536
Sales of RPPs & Leases,	1,899	1,811
Sales of Spare Parts & Services	696	328
Total Net Sales	5,221	6,676
Segment operating loss	(885)	1,054
Urology Devices and Services (UDS) [Member]
Other Revenues	32	2
Total Revenues	12,767	10,243
Gross Profit	4,774	3,672
Research & Development	(654)	(653)
SG&A + Depreciation	(3,316)	(2,996)
Operating income (loss)	804	23
Sales of Goods (incl. consumables)	8,852	6,725
Sales of RPPs & Leases,	700	766
Sales of Spare Parts & Services	3,183	2,750
Total Net Sales	12,735	10,241
Segment operating loss	804	23
EDAP Technomed Co Ltd. [Member]
Other Revenues
Total Revenues
Gross Profit
Research & Development
SG&A + Depreciation	(768)
Operating income (loss)	(768)
Sales of Goods (incl. consumables)
Sales of RPPs & Leases,
Sales of Spare Parts & Services
Total Net Sales
Segment operating loss	(768)
Corporate Segment [Member]
Other Revenues
Total Revenues
Gross Profit
Research & Development
SG&A + Depreciation		(689)
Operating income (loss)		(689)
Sales of Goods (incl. consumables)
Sales of RPPs & Leases,
Sales of Spare Parts & Services
Total Net Sales
Segment operating loss		(689)
FDA [Member]
Other Revenues	40	8
Total Revenues	17,995	16,925
Gross Profit	7,568	7,753
Research & Development	(1,865)	(1,701)
SG&A + Depreciation	(6,551)	(5,664)
Operating income (loss)	(848)	388
Sales of Goods (incl. consumables)	11,478	11,261
Sales of RPPs & Leases,	2,599	2,578
Sales of Spare Parts & Services	3,879	3,078
Total Net Sales	17,956	16,917
Segment operating loss	€ (848)	€ 388